Nature of Business and Summary of Significant Accounting Policies (Detail)				6 Months Ended	12 Months Ended
	Jul. 01, 2017 Service_Office Location	Jun. 30, 2017 Location	Jun. 28, 2017 Location	Mar. 31, 2017 Service_Office Location	Sep. 30, 2016 Service_Office Location
Subsequent Event [Line Items]
Number of offices | Service_Office				16	20
Number of stand alone location offices				14	13
Number of in store branch locations offices				2	7
Scenario, Forecast
Subsequent Event [Line Items]
Number of offices | Service_Office	14
Number of stand alone location offices	12	1	1
Number of in store branch locations offices	2